Expense Example - Polen 5Perspectives Large Growth ETF - Polen 5Perspectives Large Growth ETF	May 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 181